Organization and Purpose (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 18, 2021	Jun. 16, 2020	Feb. 11, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Sep. 02, 2020	Feb. 29, 2020
Subsidiary, Sale of Stock [Line Items]
Repayments of outstanding debt					$ 5,170,396	$ 11,116,196
Common Class A
Subsidiary, Sale of Stock [Line Items]
Ownership percentage following IPO	100.00%	100.00%
RPI Intermediate FT Senior Secured Credit Facilities - Tranche A-1 | Senior Secured Debt
Subsidiary, Sale of Stock [Line Items]
Debt issued, amount			$ 3,200,000
RPI Intermediate FT Senior Secured Credit Facilities - Tranche B-1 | Senior Secured Debt
Subsidiary, Sale of Stock [Line Items]
Debt issued, amount			2,840,000
Old Credit Facility | Senior Secured Debt
Subsidiary, Sale of Stock [Line Items]
Repayments of outstanding debt			$ 6,300,000
IPO
Subsidiary, Sale of Stock [Line Items]
Sale of stock, consideration received		$ 1,900,000
IPO | Common Class A
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)		89,334		89,334
Sale of stock, price per share (in dollars per share)	$ 28.00	$ 28.00
IPO - Shares From Company | Common Class A
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)	71,652	71,652
IPO - Shares From Selling Shareholders | Common Class A
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)	17,682	17,682
Public Stock Offering - Continuing Investors Partnerships Interests | Common Class A
Subsidiary, Sale of Stock [Line Items]
Number of shares available to convert (in shares)				294,176
Public Stock Offering - Continuing Investors Partnerships Interests | Common Class B
Subsidiary, Sale of Stock [Line Items]
Number of shares available to convert (in shares)				294,176
Number of shares converted (in shares)				241,207
Old RPI | Exchange Offer Transaction
Subsidiary, Sale of Stock [Line Items]
Ownership percentage (as a percent)			82.00%
RPCT
Subsidiary, Sale of Stock [Line Items]
Ownership percentage (as a percent)			66.00%
Legacy Investors Partnerships | RPI Intermediate FT Senior Secured Credit Facilities - Tranche A-1 | Senior Secured Debt
Subsidiary, Sale of Stock [Line Items]
Debt issued, amount			$ 1,300,000
Legacy Investors Partnerships | R P I Intermediate Ft Senio Secured Credit Facilities Tranche A1 | Senior Secured Debt
Subsidiary, Sale of Stock [Line Items]
Debt issued, amount			$ 1,300,000
Legacy Investors Partnerships | Exchange Offer Transaction
Subsidiary, Sale of Stock [Line Items]
Exchange offering, ownership percentage			82.00%
Legacy Investors Partnerships | Old RPI
Subsidiary, Sale of Stock [Line Items]
Noncontrolling interest (percentage)								18.00%
RPSFT | RPCT
Subsidiary, Sale of Stock [Line Items]
Noncontrolling interest (percentage)			34.00%
RPI Intermediate FT | Senior Secured Debt
Subsidiary, Sale of Stock [Line Items]
Debt issued, amount			$ 6,000,000
RPI Intermediate FT | RPI Intermediate FT Senior Secured Credit Facilities - Tranche B-1 | Senior Secured Debt
Subsidiary, Sale of Stock [Line Items]
Debt issued, amount			6,000,000				$ 149,000
RPI Intermediate FT | RPIFT Senior Secured Credit Facilities | Senior Secured Debt
Subsidiary, Sale of Stock [Line Items]
Repayments of outstanding debt			$ 5,200,000